INCOME TAXES (Narrative) (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Loss Carryforwards [Line Items]
Change in valuation allowance	$ 3,294	$ 3,268
Unrecognized Tax Benefits	$ 113	$ 86	$ 86
Effective income tax rate	25.80%	25.80%	25.80%
Effective Income Tax Rate Reconciliation, Percent	(9.80%)	10.40%	14.20%
Netherlands [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward	$ 29,269
Amount of carry forward interest	2,689
United States [Member]
Operating Loss Carryforwards [Line Items]
Tax credits for the welfare to work	372
Net operating loss carry forward	7,549
Amount of non expirable operating loss carry forward	3,476
Amount of carry forward interest	$ 4,986